Divestitures	12 Months Ended
Dec. 31, 2025
Divestitures [Abstract]
Divestitures	Divestitures
There were no divestitures in 2025.
On October 1, 2024, the Group completed the divestment of Klarna Checkout (“KCO”), its online checkout solution, to a consortium of investors. This transaction allows Klarna to focus on its flexible payment methods and partner more closely with payment service providers.
KCO was a shopping solution providing consumers and merchants with a personalized shopping experience. KCO provided several different payment options as well as Klarna’s proprietary products and other offerings from, or supported by, third-party payment option providers. KCO had approximately 24 thousand merchants.
The Group received cash proceeds of $195 million and recognized a net gain of $171 million within other income in our statements of profit and loss as a result of the sale in 2024.
In addition, further cash proceeds up to a maximum of $28 million may be receivable contingent upon the disposed operation achieving certain performance criteria in 2026 and 2027. At the time of the sale and through December 31, 2025, Klarna had not recognized any contingent consideration.

October 1, 2024
Consideration received or receivable: ......................................................................................................................
Cash ...............................................................................................................................................................................	$195
Fair value of contingent consideration ...................................................................................................................	—
Less: transaction costs ..............................................................................................................................................	(4)
Total disposal consideration ......................................................................................................................................	191
Carrying amount of net assets sold .........................................................................................................................	(20)
Gain on sale before income tax and reclassification of foreign currency translation reserve ..........................	171
Gain on sale after income tax .....................................................................................................................................	$171
The carrying amounts of net assets sold primarily consisted of goodwill of $20 million allocated to KCO using a relative value approach, settlement and trade receivables of $4 million, other assets of $1 million, cash and cash equivalents of $8 million, accounts payable and accrued expenses related to payment fees, payroll, social charges among others of $2 million, payables to merchants of $56 million and other liabilities of $4 million. In connection with the disposal, the former eliminated intercompany receivables became external, impacting the consolidated financial net assets by $49 million.
Klarna determined that the operation of KCO did not meet the criteria to be classified as discontinued
operations under IFRS as it was not a major business line or a geographic area of operations and KCO’s operations or cash flows have historically not been clearly distinguishable.